SHARE-BASED COMPENSATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION ARRANGEMENTS
NOTE 17:	SHARE-BASED COMPENSATION ARRANGEMENTS

a.	Share-based compensation plan:

The terms and conditions related to the grants of the share options programs are as follows:

•	All the share options that were granted are non-marketable.
•	All options are to be settled by physical delivery of ordinary shares or ADSs.
•	Vesting conditions are based on a service period of between 0.5-4 years.

b.	Stock Options:

The number of share options is as follows:

	Number of options		Weighted average exercise price
	2022	2021	2022	2021
	(Thousands)		(USD)

Outstanding of 1 January	6,026	3,781	6.54	2.19
Forfeited during the year	(828)	(359)	7.61	6.79
Exercised during the year	(1,046)	(652)	1.96	2.08
Granted during the year	620	3,256	7.22	10.76

Outstanding of December 31	4,772	6,026	7.31	6.54
Exercisable of December 31	1,814	1,540

Information on measurement of fair value of share-based compensation plans:

The fair value of employees share options is measured using the Black-Scholes formula. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility, expected term of the instruments, expected dividends, and the risk-free interest rate (See Note 3i).

The parameters used in the measurement of the fair values at grant date of the equity-settled share-based compensation plans were as follows:

	2022	2021

Grant date fair value in USD	3.13-3.24	4.30
Share price (on grant date) (in USD)	7.10	10.09
Exercise price (in USD)	7.22	10.76
Expected volatility (weighted average)	60%	60%
Expected life (weighted average)	3.5-3.8	3.75
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.15%	0.54%

The total expense recognized in the year ended December 31, 2022, with respect to the options granted to employees, amounted to approximately USD 5,867 thousand (2021: USD 3,412 thousand).

c.	Restricted Share Units:

During 2022 and 2021, the Group granted 777,448 and 7,366,472 Restricted Share Units (RSU’s) to its executive officers and employees, respectively.

The number of restricted share units is as follows:

	Number of RSU's		Weighted-Average Grant Date Fair Value
	2022	2021	2022	2021
	(Thousands)

Outstanding at 1 January	8,146	3,777	8.606	2.364
Forfeited during the year	(261)	(25)	9.948	7.861
Exercised during the year	(3,374)	(2,972)	8.091	4.447
Granted during the year	777	7,366	4.596	10.017

Outstanding at December 31	5,288	8,146	8.277	8.606

The total expense recognized in the year ended December 31, 2022, with respect to the RSU’s granted to employees, amounted to approximately USD 31,923 thousand (2021: USD 29,530 thousand).

d.	Performance Stock Units:

During 2022 and 2021, the Group granted 168,048 and 2,668,240 Performance Stock Units (PSU’s) to its executive officers, respectively.

The number of performance stock units is as follows:

	Number of PSU's		Weighted-Average Grant Date Fair Value
	2022	2021	2022	2021
	(Thousands)

Outstanding at January 1	4,486	3,852	6.796	2.155
Forfeited during the year	(80)	(93)	9.952	2.253
Exercised during the year	(2,582)	(1,941)	4.891	2.204
Granted during the year	168	2,668	4.453	9.999

Outstanding at December 31	1,992	4,486	8.937	6.796

The vesting of the PSU’s is subject to continues employment and compliance with the performance criteria determined by the Company’s Remuneration Committee and the Company’s Board of Directors.

The total expense recognized in the year ended December 31, 2022, with respect to the PSU’s granted to employees, amounted to approximately USD 12,715 thousand (2021: USD 9,876 thousand).

e.	Expense recognized in the statement of operation and other comprehensive income is as follows:

	Year ended December 31
	2022	2021	2020
	USD thousands

Selling and marketing	10,594	7,094	4,515
Research and development	8,034	3,474	555
General and administrative	31,877	32,250	9,420

	50,505	42,818	14,490